GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
June 30, 2024 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Domestic Equity Funds - 34.0%
BlackRock High Equity Income Fund - Class Institutional	51,963	$1,475,225
Global X U.S. Preferred ETF	182,759	3,596,697
Invesco S&P 500 BuyWrite ETF	61,025	1,352,314
iShares Select Dividend ETF	28,443	3,441,034
Schwab U.S. Dividend Equity ETF (a)	135,323	10,522,717
SPDR Portfolio S&P 500 High Dividend ETF	82,058	3,301,193
Vanguard High Dividend Yield ETF (a)	38,992	4,624,451
Vanguard S&P 500 ETF	1,227	613,660
WisdomTree U.S. LargeCap Dividend Fund (a)	49,458	3,598,070
WisdomTree U.S. SmallCap Dividend Fund	50,348	1,568,340
		34,093,701

Domestic Fixed Income Funds - 34.9%
Blackrock Flexible Income ETF (a)	44,642	2,330,312
iShares 0-5 Year High Yield Corporate Bond ETF	143,792	6,068,022
iShares Broad USD Investment Grade Corporate Bond ETF	26,580	1,334,582
iShares Convertible Bond ETF	19,481	1,531,791
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	6,989	748,662
SPDR Portfolio Aggregate Bond ETF	16,161	405,480
SPDR Portfolio Intermediate Term Corporate Bond ETF	51,274	1,669,481
SPDR Portfolio Long Term Corporate Bond ETF (a)	43,544	981,917
SPDR Portfolio Short Term Treasury ETF	25,779	744,240
T Rowe Price Institutional Floating Rate Fund - Class I	246,904	2,335,710
Vanguard High-Yield Corporate Fund - Class Admiral	1,244,980	6,685,542
Vanguard Intermediate-Term Treasury ETF	6,418	373,720
Vanguard Long-Term Treasury ETF	48,103	2,774,581
Vanguard Mortgage-Backed Securities ETF	14,798	671,829
WisdomTree Floating Rate Treasury Fund	126,964	6,387,559
		35,043,428

Emerging Market Equity Funds - 4.4%
iShares Emerging Markets Dividend ETF (a)	161,351	4,385,520

Emerging Markets Fixed Income Funds - 1.5%
Vanguard Emerging Markets Government Bond ETF (a)	23,493	1,477,945

International Equity Funds - 13.5%
iShares International Dividend Growth ETF (a)	14,838	1,000,081
iShares International Select Dividend ETF (a)	161,174	4,459,685
SPDR S&P Global Dividend ETF	49,356	2,917,433
SPDR S&P International Dividend ETF (a)	41,497	1,428,742
Vanguard International High Dividend Yield ETF (a)	53,940	3,696,508
		13,502,449

International Fixed Income Funds - 1.7%
Janus Henderson AAA CLO ETF	32,769	1,667,287

Multi-Asset Funds - 5.1%
Loomis Sayles Global Allocation Fund - Class Y	201,624	5,109,162

Opportunistic Fixed Income Funds - 1.3%
iShares Fallen Angels USD Bond ETF	50,132	1,312,957

Real Estate Funds - 2.8%
Vanguard Real Estate ETF	33,408	2,798,254
TOTAL INVESTMENT COMPANIES (Cost $87,798,905)		99,390,703

SHORT-TERM INVESTMENTS - 7.0%
Investments Purchased with Proceeds from Securities Lending - 7.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (b)	7,054,990	7,054,990

Money Market Funds - 0.0%(c)	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	206	206
TOTAL SHORT-TERM INVESTMENTS (Cost $7,055,196)		7,055,196

TOTAL INVESTMENTS - 106.2% (Cost $94,854,101)		106,445,899
Liabilities in Excess of Other Assets - (6.2)%		(6,177,296)
TOTAL NET ASSETS - 100.0%		$100,268,603

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $6,894,475 which represented 6.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.